Segments - Schedule of Net Revenues, Operating Expenses Contribution Information by Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Product sales	$ 8,491.8	$ 5,783.2	$ 4,461.3
Other revenue	185.8	131.7	123.1
Net revenues	8,677.6	5,914.9	4,584.4
Operating expenses:
Cost of sales	4,690.7	3,394.3	2,566.5
Selling and marketing	1,020.3	546.5	401.8
General and administrative	1,027.5	625.3	353.1
Contribution	1,939.1	1,348.8	1,263.0
Contribution margin	22.30%	22.80%	27.50%
Research and development	616.9	402.5	306.6
Amortization	842.7	481.1	354.3
Goodwill impairments	647.5
Loss on assets held for sale	42.7
Loss on asset sales, impairments and contingent consideration adjustment, net	212.5	149.5	78.7
Operating (loss) / income	(423.2)	315.7	523.4
Operating margin	(4.90%)	5.30%	11.40%
Actavis Pharma [Member]
Segment Reporting Information [Line Items]
Product sales	7,294.9	4,796.8	3,685.1
Other revenue	185.8	131.7	123.1
Net revenues	7,480.7	4,928.5	3,808.2
Operating expenses:
Cost of sales	3,666.2	2,547.7	1,913.8
Selling and marketing	928.1	472.9	340.8
General and administrative	994.9	587.4	328.0
Contribution	1,891.5	1,320.5	1,225.6
Contribution margin	25.30%	26.80%	32.20%
Research and development	616.9	402.5	306.6
Goodwill impairments	647.5
Anda Distribution [Member]
Segment Reporting Information [Line Items]
Product sales	1,196.9	986.4	776.2
Net revenues	1,196.9	986.4	776.2
Operating expenses:
Cost of sales	1,024.5	846.6	652.7
Selling and marketing	92.2	73.6	61.0
General and administrative	32.6	37.9	25.1
Contribution	47.6	28.3	37.4
Contribution margin	4.00%	2.90%	4.80%
Goodwill impairments